Equity Investments (Tables)	3 Months Ended
Mar. 31, 2012
Components Of Summarized Financial Information Of Unconsolidated Equity Investments

	February 29, 2012	November 30, 2011
Current assets	$28,731	$24,527
Noncurrent assets	$224,927	$217,517
Current liabilities	$11,100	$14,861
Noncurrent liabilities	$2,665	$2,571

	Three Months Ended February 29,
	2012	2011
Revenues	$12,706	$14,823
Expenses	$9,045	$8,235
Net income	$3,661	$6,588